Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Supplementary Financial Information [Abstract]
Interest	$ 296		$ 300		$ 361		$ 378		$ 360
Capitalized interest	(3)		(8)		(10)		(10)		(3)
Interest (net of amounts capitalized)	293		292		351		368		357
Federal	175	[1]	52	[1]	89		(23)		(134)
State	23	[1]	12	[1]	12		21		20
Total amount is lieu of income taxes	198	[1]	64	[1]	101		(2)		(114)
SARs exercise					4		64
Noncash construction expenditures	$ 34	[2]	$ 55	[2]	$ 84	[2]	$ 103	[2]	$ 140	[2]

[1]	See Note 10 for additional information regarding income taxes.
[2]	Represents end-of-period accruals.